Intangible assets	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	Intangible assets
The carrying amount of Intangible Assets for the periods ended June 30, 2024 and December 31, 2023 is as follows:

	June 30, 2024	December 31, 2023
	(in thousands)
Cost
Customer relationships	$4,089,261	$4,090,393
Order backlog	540,795	541,302
Trade names & brands	204,621	204,653
Patient database	170,348	170,366
Technology assets	150,933	141,257
Total cost	5,155,958	5,147,971
Accumulated amortization	(1,523,604)	(1,292,106)
Net book value	$3,632,354	$3,855,865

In the six months ended June 30, 2024, the amortization expense recognized by the Company was $233.0 million (year ended December 31, 2023: $459.9 million).

On January 9, 2024, the Company acquired HumanFirst. The acquisition resulted in the recognition of a developed technology intangible asset of $9.9 million. Refer to note 5. Goodwill for further details.
The identifiable intangible assets are amortized over their estimated useful lives.